Business Acquisitions - Summary of Aggregate Purchase Price of the Acquisition has been Allocated on a Preliminary Basis (Detail) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Oct. 01, 2020
Disclosure of detailed information about business combination [line items]
Cash paid, net of cash acquired		$ 6,640	$ 4,000
Amount allocated to goodwill		$ 61
2021 Acquisition
Disclosure of detailed information about business combination [line items]
Cash paid, net of cash acquired	$ 13,835
Issuance of warrants	2,349
Aggregate purchase price	16,184
Accounts receivable	1,534
Customer relationships	10,800
Physician's network	3,500
Healthcare related liabilities	(11,247)
Other assets and liabilities, net	(4,364)
Net assets acquired	2,713
Amount allocated to goodwill	13,471
Licences | 2021 Acquisition
Disclosure of detailed information about business combination [line items]
Identifiable intangible assets recognised as of acquisition date	590
Trademark | 2021 Acquisition
Disclosure of detailed information about business combination [line items]
Identifiable intangible assets recognised as of acquisition date	$ 1,900